PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

($ millions)	2024	2023 (1)
Exploration and evaluation assets at cost	1,212.5	1,578.6
Accumulated amortization	(740.2)	(971.6)
Net carrying amount	472.3	607.0

Reconciliation of movements during the year
Cost, beginning of year	1,578.6	1,453.4
Accumulated amortization, beginning of year	(971.6)	(1,349.2)
Net carrying amount, beginning of year	607.0	104.2

Net carrying amount, beginning of year	607.0	104.2
Acquisitions	15.8	515.2
Additions	191.8	224.8
Dispositions	—	(0.1)
Reclassified as assets held for sale	—	(1.8)
Transfers to property, plant and equipment	(219.7)	(204.3)
Amortization	(122.6)	(30.9)
Foreign exchange	—	(0.1)
Net carrying amount, end of year	472.3	607.0
(1)Comparative period revised to reflect current period presentation.

($ millions)	2024	2023 (1)
Development and production assets	22,172.1	24,580.6
Corporate assets	137.8	132.1
Property, plant and equipment at cost	22,309.9	24,712.7
Accumulated depletion, depreciation and impairment	(12,556.7)	(13,994.4)
Net carrying amount	9,753.2	10,718.3

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	24,580.6	22,340.0
Accumulated depletion and impairment, beginning of year	(13,901.4)	(14,651.8)
Net carrying amount, beginning of year	10,679.2	7,688.2

Net carrying amount, beginning of year	10,679.2	7,688.2
Acquisitions	21.3	4,348.6
Additions	1,488.4	1,025.8
Dispositions	0.8	(26.9)
Transfers from exploration and evaluation assets	219.7	204.3
Reclassified as assets held for sale	(1,039.6)	(729.5)
Depletion	(1,166.3)	(1,009.3)
Impairment	(486.8)	(822.2)
Foreign exchange	(0.1)	0.2
Net carrying amount, end of year	9,716.6	10,679.2

Cost, end of year	22,172.1	24,580.6
Accumulated depletion and impairment, end of year	(12,455.5)	(13,901.4)
Net carrying amount, end of year	9,716.6	10,679.2

Corporate assets
Cost, beginning of year	132.1	126.2
Accumulated depreciation, beginning of year	(93.0)	(85.0)
Net carrying amount, beginning of year	39.1	41.2

Net carrying amount, beginning of year	39.1	41.2
Additions	5.7	5.9
Depreciation	(8.2)	(8.0)
Net carrying amount, end of year	36.6	39.1

Cost, end of year	137.8	132.1
Accumulated depreciation, end of year	(101.2)	(93.0)
Net carrying amount, end of year	36.6	39.1
(1)Comparative period revised to reflect current period presentation.